Subsequent Events (Details) - 2025 Equity Incentive Plan [Member] - $ / shares	May 05, 2025	Feb. 27, 2025
Subsequent Events [Line Items]
Shares Authorised		3,000,000
ESOP shares issued	3,000,000
ESOP consideration of per share (in Dollars per share)	$ 0.0001